Shareholders' equity - Subordinated notes - Statements of changes in shareholders' equity (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Equity	€ 34,660	€ 34,416	€ 32,778	€ 33,249
Equity attributable to owners of parent [member]
Disclosure of detailed information about borrowings [line items]
Equity	32,106	31,727	30,311	30,669
Subordinated notes [member]
Disclosure of detailed information about borrowings [line items]
Equity	5,803	€ 5,803	€ 5,803	€ 5,803
Costs and share premiums allocated in reserves	€ 88